Related parties	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Related parties

19.	Related parties

(a)	Compensation for key management personnel

For the years ended December 31, 2025, 2024 and 2023, the benefits provided in the form of fixed compensation to the Group’s key management, were as follows:

	December 31, 2025	December 31, 2024	December 31,2023
Remuneration	29,255	50,162	29,170
Social charges	6,582	11,286	6,563
Total	35,837	61,448	35,733

The Group does not provide long-term benefits, employment contract termination benefits or share-based compensation to its key management personnel.

(b)	Partnership program

On July 1, 2019, the Partnership Program was approved at the Extraordinary General Meeting, allowing managers and employees to participate in the Group’s increase in net assets by purchasing preferred shares. The purchase and sale value of the shares was initially defined as the Bank’s net assets per share (subsequently change to the Company’s net assets per share), based on the most recent available audited financial statements, with a payment term of 60 months. A participant leaving the Group’s employment has the right to sell their shares to the Bank, also at net assets per share, calculated based on the most recent audited financial statements available immediately before the repurchase request.

As the shares are redeemable at the option of the holder, the Group does not have the legal right to avoid cash payment and so has classified the preferred shares issued under the Partnership program as a liability in accordance with IAS 32 Financial Instruments: Presentation.

In 2022, a new Partnership Program was launched, allowing managers and employees to become shareholders of the Company through a contract related to the purchase of shares. The purchase value of the shares was based on the Group’s last fundraising round with third party investors, per share, adjusted by the TLP interest rate index until payment is settled by the employee. The Company retains the right to repurchase these shares, and the repurchase price is determined based on the growth in the Company’s net assets between the grant date and the relevant tranche period.

On December 31, 2025, the receivable balance from participants was R$96,252 (R$62,484 as of December 31, 2024 and R$ 3,586 as of December 31, 2023), as disclosed in the note 11 – “Other Assets”.

On December 31, 2025, the Partnership program liability was R$163,561 (R$107,405 as of December 31, 2024 and R$15,213 as of December 31, 2025), as disclosed in Note 13 - Other liabilities. For year-end ended December 31, 2025, the Group recorded a financial expense related to the change in the value of the program participants' shares amounting to R$51,654 (R$43,166 as of December 31, 2024 and R$4,302 as of December 31, 2023), as disclosed in note 18 - Other income (expenses), net.